Advances for drilling units under construction and related costs (Tables)	12 Months Ended
Dec. 31, 2015
Advances For Drilling Units Under Construction And Related Costs [Abstract]
Advances for drilling units under construction and related costs
	December 31,
	2014	2015
Balance at beginning of year	$662,313	$622,507
Advances for drilling units under construction and related costs	688,832	500,031
Drilling units delivered	(728,638)	(727,686
Balance at end of year	$622,507	$394,852